NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2023
Non-controlling interests [Abstract]
Non-controlling Interests Continuity	Non-controlling Interests Continuity

	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo-Gounkoto	Tongon	Reko Diq	Other	Total
NCI in subsidiary at June 30, 2023	38.5%	40%	16%	20%	10.3%	50%	Various
At January 1, 2022	$6,061	$1,189	$298	$953	$29	$—	($80)	$8,450
Acquisitions	—	—	—	—	—	329	—	329
Share of income (loss)	633	96	35	(179)	—	—	—	585
Disbursements	(626)	(157)	(12)	(35)	(16)	—	—	(846)
At December 31, 2022	$6,068	$1,128	$321	$739	$13	$329	($80)	$8,518
Share of income (loss)	262	40	15	35	4	(10)	—	346
Cash contributed	—	—	—	—	—	10	—	10
Disbursements	(156)	(40)	—	(28)	(4)	—	—	(228)
At June 30, 2023	$6,174	$1,128	$336	$746	$13	$329	($80)	$8,646
[1]Tanzania mines consist of the two operating mines, North Mara and Bulyanhulu.